Summary of Significant Accounting Policies - Additional Information (Details) (Detail)		9 Months Ended	12 Months Ended
	Jul. 19, 2019	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Conversion of convertible preferred stock into common stock | shares			98,491,880
Impairment losses on long-lived assets			$ 0	$ 0
Other Assets
Significant Accounting Policies [Line Items]
Deferred offering costs		$ 2,800,000
Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life			3 years
Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life			5 years
Common Stock
Significant Accounting Policies [Line Items]
Reverse stock split, description		On July 19, 2019, the Company filed an amendment to the Company’s amended and restated certificate of incorporation to effect a reverse split of shares of the Company’s common stock on a one-for-six basis (the “Reverse Stock Split”). In connection with the Reverse Stock Split, the conversion ratio for the Company’s outstanding convertible preferred stock was proportionately adjusted such that the common stock issuable upon conversion of such preferred stock was decreased in proportion to the Reverse Stock Split. The par value of the common stock was not adjusted as a result of the Reverse Stock Split.
Reverse stock split, conversion ratio	0.17